Segment Information (Geographical Revenues and Income before Income Taxes) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		9 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total Revenues		¥ 630,028	¥ 626,579	¥ 1,994,844	¥ 1,868,113
Income before Income Taxes		119,127	95,900	283,473	316,689
Japan | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues		438,376	470,052	1,503,642	1,434,244
Income before Income Taxes		50,913	27,914	136,597	146,839
The Americas | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[1]	80,572	60,927	189,964	184,614
Income before Income Taxes	[1]	30,357	24,610	55,273	84,667
Other Countries | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[2]	111,080	95,600	301,238	249,255
Income before Income Taxes	[2]	¥ 37,857	¥ 43,376	¥ 91,603	¥ 85,183

[1]	Mainly the United States
[2]	Mainly Asia, Europe, Australasia and Middle East